FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

9. FAIR VALUE MEASUREMENTS

        The Company accounts for its convertible debt and U.S. Treasury money market fund at fair value. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

          Level 1:    Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

          Level 2:    Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

          Level 3:    Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

        In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk.

        Financial assets and liabilities recorded at fair value on a recurring basis as of September 30, 2012 are classified in the table below in one of the three categories described above:

Description	September 30, 2012 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$36,957,469	—	$36,957,469	—

Total assets	$36,957,469	—	$36,957,469	—

Liabilities:
2013 Notes	7,593,216	—	7,593,216	—

Total liabilities	$7,593,216	—	$7,593,216	—

        The Company made an election to record the values of the 2013 Notes at fair value with gains and losses related to fluctuations in the value of these financial liabilities recorded in earnings immediately. The fair values of the 2013 Notes are estimated based on the risk-free borrowing rate, the volatility of the Company's stock, and the current borrowing rates for similar companies. See Note 6, "Convertible Senior Notes" for more information and disclosures regarding key assumptions used in this fair value determination.

14. FAIR VALUE MEASUREMENTS

        The Company accounts for its convertible senior notes and U.S. Treasury money market fund at fair value. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

          Level 1:    Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

          Level 2:    Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

          Level 3:    Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

        In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk.

        Financial assets and liabilities recorded at fair value on a recurring basis as of December 31, 2011 and 2010 are classified in the table below in one of the three categories described above:

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	$17,336,760	—	$17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—

Description	December 31, 2010 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$21,729,230	—	$21,729,230	—

Total assets	$21,729,230	—	$21,729,230	—

Liabilities:
2011 Notes	$1,111,132	—	$1,111,132	—
2013 Notes	17,436,201	—	17,436,201	—

Total liabilities	$18,547,333	—	$18,547,333	—

        The Company made an election to record the values of the 2011 Notes and 2013 Notes at fair value with gains and losses related to fluctuations in the value of these financial liabilities recorded in earning immediately pursuant to ASC 825. The fair values of the 2011 Notes and 2013 Notes are estimated based on the risk-free borrowing rate, the volatility of the Company's stock, and the current borrowing rates for similar companies. See Note 7, "Convertible Senior Notes" for more information and disclosures regarding key assumptions used in this fair value determination.